CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
CAPITAL AND RESERVES
19.	CAPITAL AND RESERVES

Share capital

In February 2024, the Company adjusted its ADS ratio from 1 ADS: 4 ordinary share to 1 ADS: 20 ordinary shares. The 2024 and 2023 ADS amounts in the below tables reflect this change.

	December 31, 2024	December 31, 2023
	Class ‘A’ Ordinary shares ‘000s	Class ‘A’ Ordinary shares ‘000s
In thousands of shares
In issue at January 1	165,866	164,986
Issued for a cash consideration (a)	81,628	880
Issued for non-cash consideration (b)	124,255	-

At period end	371,749	165,866

	December 31, 2024	December 31, 2023
	ADS	ADS
In thousands of ADSs
Balance at January 1	8,293	8,249
Issued for a cash consideration	4,081	44
Issued for non-cash consideration	6,213	-

At period end	18,587	8,293

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2024	December 31, 2023
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2024	December 31, 2023
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628

(a)
During the year ended December 31, 2024, the Company issued 81,628,000 ‘A’ Ordinary shares for a consideration of US$7.4 million settled in cash. The Company incurred expenses of US$0.7 million in connection with the issuances. No employee share options were exercised during the year.

(b)	During the year ended December 31, 2024, the Company issued following shares for a consideration other than cash:

i)	On January 31, 2024, the Company issued 36,000,000 ‘A’ Ordinary shares (1,800,000 ADS) as a part of the purchase consideration to acquire Waveform Technologies Inc., as a wholly owned subsidiary.

ii)	On September 24, 2024, the Company issued 5,406,000 ‘A’ Ordinary shares (270,000 ADS) as a part of the purchase consideration to acquire Metabolomic Diagnostics Limited, as a wholly owned subsidiary.

iii)	On October 10, 2024, the Company issued 13,000,000 ‘A’ Ordinary shares (650,000 ADS) to Craig-Hallum pursuant to the Advisory Agreement.

iv)	On October 10, 2024, the Company issued 7,237,000 ‘A’ Ordinary shares (362,000 ADS) to Native Design Limited pursuant to a design services agreement.

v)	On October 25, 2024, the Company issued 34,612,000 ‘A’ Ordinary shares (1,731,000 ADS) as a purchase consideration to acquire EpiCapture Limited, as a wholly owned subsidiary.

vi)	On October 25, 2024, the Company issued 28,000,000 ‘A’ Ordinary shares (1,400,000 ADS) as a purchase consideration to acquire 12.5% equity stake in Novus Diagnostics.

Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign currency denominated operations of the Group since January 1, 2004.

Other reserves

Other reserves comprise the hedging reserve of US$23,000. The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions entered into but not yet crystallised. The hedging reserve is shown within Other Reserves in the Consolidated Statement of Financial Position.

Equity component of Convertible Note

In May 2022, the Company completed a US$45.2 million investment from MiCo IVD Holdings, LLC (“MiCo”). The investment consisted of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive NASDAQ trading days. The convertible loan is accounted for as a compound financial instrument containing both an equity and liability element. The equity component of the convertible note is US$6.7 million. There is no remeasurement of the equity element following initial recognition.

Treasury shares

During 2024, the Group did not purchase any ‘A’ Ordinary shares (2023: nil) (2022: nil) ‘Treasury shares’.